Lease Obligations - Additional Information (Detail) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Lessee, Lease, Description [Line Items]
Total rent expense					$ 872,000	$ 1,300,000
Liquefaction Plants And Systems [Member]
Lessee, Lease, Description [Line Items]
Equipment lease, description			In December 2018, the Company entered into a one year lease for equipment used at our liquefaction plant in George West, Texas. The lease called for monthly payments of $13 thousand through December 31, 2019.
Equipment lease, term of contract			1 year
Fort Lupton, Colorado [Member]
Lessee, Lease, Description [Line Items]
Equipment lease, description		In January 2019, the Company extended its lease for one year for yard space from an unrelated party in Fort Lupton, Colorado. The lease called for monthly payments of $2,000 through December 31, 2019.			In 2016, the Company entered into a two-year operating lease for yard space from an unrelated party in Fort Lupton, Colorado. The lease called for monthly payments of $2,000 through May 2018.
Equipment lease, term of contract		1 year					2 years
Denver, Colorado [Member]
Lessee, Lease, Description [Line Items]
Non-cancelable operating leases term	5 years
Total rent expense			$ 60,000	$ 120,000	$ 231,000	$ 209,000
Equipment lease, term of contract								5 years
Denver, Colorado [Member] | TMG [Member]
Lessee, Lease, Description [Line Items]
Sublease arrangement, description			In February of 2018, the Company began to sublease a portion of the office space to a subsidiary of TMG for $5 thousand a month through December 2018 and $2 thousand a month beginning January 2019		In February of 2018, the Company began to sublease a portion of the office space to a subsidiary of TMG for $5 thousand a month
Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining operating lease term			1 year
Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining operating lease term			5 years